Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Convertible Preferred Stock

	As of December 31, 2024
Series	Authorized Shares	Issued and Outstanding Shares	Liquidation Preferences	Carrying Value
Seed-1	1,328,371	1,325,081	$1,350	$1,323
Seed-2	922,925	922,950	$940	940
Seed-3	1,776,667	1,764,724	$2,515	2,515
Seed-4	1,941,173	1,937,918	$3,100	3,087
Total	5,969,136	5,950,673		$7,865